OPERATING LEASES - Schedule of Operating Lease, Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Right Of Use Assets [Roll Forward]
Operating lease, right-of-use asset, beginning balance	$ 15,646	$ 19,965
Additions	14,549	12,565
Amortization	(4,376)	(6,548)
Impact of modification of operating leases	(16,281)	(10,336)
Operating lease, right-of-use asset, beginning balance	9,538	15,646
SFL
Schedule Of Right Of Use Assets [Roll Forward]
Operating lease, right-of-use asset, beginning balance	10,361	12,181
Additions	0	0
Amortization	(1,820)	(1,820)
Impact of modification of operating leases	0	0
Operating lease, right-of-use asset, beginning balance	8,541	10,361
Golden Hawk
Schedule Of Right Of Use Assets [Roll Forward]
Operating lease, right-of-use asset, beginning balance	3,764	3,381
Additions	14,549	3,081
Amortization	(2,032)	(2,698)
Impact of modification of operating leases	(16,281)	0
Operating lease, right-of-use asset, beginning balance	0	3,764
Admiral Schmidt and Vitus Bering Leases
Schedule Of Right Of Use Assets [Roll Forward]
Operating lease, right-of-use asset, beginning balance	0	2,308
Additions	0	9,484
Amortization	0	(1,456)
Impact of modification of operating leases	0	(10,336)
Operating lease, right-of-use asset, beginning balance	0	0
Office Leases
Schedule Of Right Of Use Assets [Roll Forward]
Operating lease, right-of-use asset, beginning balance	1,521	2,095
Additions	0	0
Amortization	(524)	(574)
Impact of modification of operating leases	0	0
Operating lease, right-of-use asset, beginning balance	$ 997	$ 1,521